IMPORTANT NOTICE
REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

SCHWAB

GOVERNMENT CASH RESERVES

December 31, 2000

Annual Report enclosed

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.


                                                              [GRAPHICS OMITTED]

                                                                   CHARLESSCHWAB

SCHWAB

GOVERNMENT CASH RESERVES

December 31,  2000

Annual Report

                                                              [GRAPHICS OMITTED]

                                                                   CHARLESSCHWAB

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS
All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses are also available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM)CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab

SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this annual report for Schwab Government Cash Reserves (the fund) for the one-year period ended December 31, 2000.

During the reporting period, the fund continued to provide investors with current income combined with stability of capital and liquidity. In addition, it also offered the convenient automatic investment ("sweep") of cash balances in your Schwab Access(TM) account. In the following pages, we'll provide you with an overview of the economic events that occurred over the reporting period.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

A Message from the Chairman                       1
---------------------------------------------------
Market Overview                                   2
---------------------------------------------------
Portfolio Management                              7
---------------------------------------------------
Fund Performance and Portfolio Composition        8
---------------------------------------------------
Glossary of Terms                                 9
---------------------------------------------------
Portfolio Highlights                             10
---------------------------------------------------
Financial Statements and Notes                   11
---------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[GRAPHICS OMITTED]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely stocks, bonds and cash equivalents.

Since we launched our first equity fund in 1991, SchwabFunds(R) has become one of the largest and fastest-growing mutual fund companies in the United States. With more than $125 billion net assets under management and nearly six million accounts, we now manage 44 mutual funds, covering nearly every asset class. Our broad range of funds can help form the foundation of a diversified investment plan. SchwabFunds' asset allocation funds can even provide diversification within a single fund.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all the SchwabFunds, including performance data, are available on our Web site at WWW.SCHWAB.COM/SCHWABFUNDS. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/S/ Charles Schwab

Charles Schwab
December 31, 2000

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

The year 2000 marked the tenth year of continuing U.S. economic expansion--the longest period of continuous growth in U.S. history. The main forces behind the expansion have been high levels of consumer spending--fueled by increases in personal income, personal wealth and consumer confidence--as well as a healthy housing sector and strong investment in capital improvements by businesses. However, as the year ended, it appeared that the current ten-year cycle may have run its course.

In an effort to slow the economy while reducing inflationary pressures, the Federal Reserve Bank (the Fed) raised short-term interest rates from 5.5% to 6.5% in three separate actions during the first six months of 2000. These rate hikes proved to be effective as Q3 Gross Domestic Product (GDP) fell to 2.2%, its lowest level since Q3 1996, and well below the 5.6% rate of Q2 2000. Consumer and business spending, the main drivers of the expansion, decreased significantly later in the year and caused the

                               [GRAPHICS OMITTED]

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the reporting period.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                 Lehman Aggregate      MSCI EAFE       Russell 2000        S&P 500       3 Month T-Bill
                 Bond Index            Index           Index               Index
01/07/00         -0.06                  -4.56          -3.23               -1.89         0.12
01/14/00         -0.52                  -2.21           0.6                -0.28         0.2
01/21/00         -0.68                  -4.39           5.82               -1.9          0.3
01/28/00         -0.01                  -4.83           0.05               -7.42         0.38
02/04/00          0.12                  -2.85           4.21               -2.99         0.51
02/11/00         -0.17                  -2.3            6.54               -5.53         0.63
02/18/00          0.37                  -3.76           8.26               -8.32         0.68
02/25/00          1.02                  -3.01          10.45               -9.19         0.8
03/03/00          1.2                   -0.97          18.72               -3.92         0.91
03/10/00          1                     -0.99          19.84               -4.88         1.01
03/17/00          1.69                  -2.17          14.09               -0.15         1.14
03/24/00          1.57                  -0.25          14.01                4.14         1.25
03/31/00          2.2                   -0.4            7.09                2.27         1.39
04/07/00          3.02                  -1.4            7.88                3.48         1.51
04/14/00          2.95                  -4.85          -9.8                -7.42         1.64
04/21/00          2.85                  -5.64          -4.23               -2.1          1.7
04/28/00          1.9                   -5.73           0.64               -0.81         1.85
05/05/00          0.47                  -6.12           1.98               -2.16         1.99
05/12/00          0.34                  -7.08          -2.33               -2.95         2.09
05/19/00          0.54                 -10.41          -4.56               -3.91         2.27
05/26/00          1.64                  -9.93          -8.97               -5.89         2.36
06/02/00          2.83                  -3.95           2.11                1.04         2.47
06/09/00          3.15                  -4.1            4.16               -0.35         2.58
06/16/00          4.02                  -4.46           2.37                0.17         2.71
06/23/00          3.05                  -5.35           1.75               -1.4          2.83
06/30/00          3.97                  -4.62           3.05               -0.44         2.93
07/07/00          4.44                  -3.74           5.17                1.23         3.02
07/14/00          4.29                  -4.15           8.07                3.35         3.12
07/21/00          4.88                  -6.31           4.11                1.32         3.24
07/28/00          4.87                  -9.35          -2.34               -2.81         3.35
08/04/00          5.66                  -9.73           0.37                0.22         3.48
08/11/00          5.85                  -8.41           1.74                0.83         3.59
08/18/00          5.98                  -7.68           2.82                2.19         3.72
08/25/00          6.38                  -7.03           4.77                3.2          3.82
09/01/00          6.7                   -6.06           8.16                4.32         3.97
09/08/00          6.62                  -9.9            6.8                 2.51         4.13
09/13/00          6.44                 -11.95           6.02                0.54         4.26
09/22/00          6.68                 -13.19           3.63               -0.63         4.38
09/29/00          7.13                 -12.67           4.21               -1.4          4.5
10/06/00          7.1                  -12.93          -1.84               -3.29         4.63
10/13/00          7.48                 -15.54          -3.93               -5.68         4.76
10/20/00          8.05                 -15.71          -2.51               -4.12         4.87
10/27/00          7.92                 -14.42          -4.01               -5.3          4.98
11/03/00          7.72                 -11.72           1.6                -2            5.05
11/10/00          7.93                 -13.63          -3.73               -6.17         5.23
11/17/00          8.41                 -14.94          -3.34               -6.05         5.37
11/24/00          8.73                 -17.27          -5.49               -7.84         5.5
12/01/00          9.33                 -15.87          -8.47               -9.53         5.64
12/08/00         10.36                 -14.84          -3.99               -5.77         5.78
12/15/00         11.19                 -15.73          -8.17               -9.74         5.9
12/22/00         11.91                 -16.69          -7.16              -10.16         6.2
12/29/00         11.63                 -14.17          -3.02               -9.1          6.31

S&P 500(R) INDEX: measures
U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures
U.S. small-cap stocks

THREE MONTH U.S. TREASURY
BILLS (T-BILLS): measures short-term
U.S. Treasury obligations

MSCI-EAFE(R) INDEX: measures
(in U.S. dollars) large-cap stocks in
Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX: measures the U.S.
bond market

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results. Data source: Charles Schwab & Co., Inc. (Schwab).

economy to slow even further as reflected in the Q4 GDP release of 1.4%. Concerned about this dramatic reduction, the Fed reversed its tightening bias and reduced interest rates from 6.5% to 6.0% on January 3, 2001.

UNEMPLOYMENT HITS NEW LOWS.

After trending downward for years, unemployment fell below the 4% mark (a level once considered improbable without high inflation) in April 2000, reaching a three-decade low. After trending slightly upward during the summer months, the unemployment rate settled back to the 4% level by year end. While the unemployment rate is low by historical standards, there have been some ominous indicators pointing to a weakening labor market. The manufacturing sector shed over 60,000 jobs in December while the average hours worked in that sector declined for the third consecutive month. Additionally, reports detailing job cuts in many companies, especially in the technology sector, were prevalent. Consensus forecasts call for unemployment to continue to rise during the first half of 2001 as the pace of growth moderates.

                               [GRAPHICS OMITTED]

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

--------------------------------------------------------------------------------

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

THE U.S. ECONOMY HAS GROWN STEADILY FOR THE PAST TEN YEARS BUT SLOWED DRAMATICALLY IN THE 4TH QUARTER OF 2000. REAL GDP GREW JUST 1.4% DURING THE QUARTER, SIGNIFICANTLY BELOW THE 5.2% RATE DURING THE FIRST HALF OF 2000.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
Mar-91  -2
Jun-91   2.3
Sep-91   1
Dec-91   2.2
Mar-92   3.8
Jun-92   3.8
Sep-92   3.1
Dec-92   5.4
Mar-93  -0.1
Jun-93   2.5
Sep-93   1.8
Dec-93   6.2
Mar-94   3.4
Jun-94   5.7
Sep-94   2.2
Dec-94   5
Mar-95   1.5
Jun-95   0.8
Sep-95   3.1
Dec-95   3.2
Mar-96   2.9
Jun-96   6.8
Sep-96   2
Dec-96   4.6
Mar-97   4.4
Jun-97   5.9
Sep-97   4.2
Dec-97   2.8
Mar-98   6.5
Jun-98   2.9
Sep-98   3.4
Dec-98   5.6
Mar-99   3.5
Jun-99   2.5
Sep-99   5.7
Dec-99   8.3
Mar-00   4.8
Jun-00   5.6
Sep-00   2.2
Dec-00   1.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

STOCKS STUMBLE; MOST BONDS POST HEALTHY RETURNS.

The equity markets continued to grow at a rapid rate as 2000 began and Y2K fears subsided. Most sectors of the stock market reached their highs in the early spring, before beginning a steady decline that continued throughout the rest of the year. The initial decline occurred when the Fed

                               [GRAPHICS OMITTED]

raised short-term interest rates, increasing pressure on stocks. Stocks of all sizes, both in the U.S. and overseas, posted negative returns for the period. Price declines were particularly steep in technology issues as investors turned their attention to more conservative investments. The NASDAQ composite index fell from its high of 5,048.62 in March to 2,470.52 at year end, a stunning decline of over 50%. As evidence began to emerge that the economy was slowing, many companies issued earnings warnings, sparking fears over equity valuations and leading to further declines.


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

UNEMPLOYMENT HIT A THREE-DECADE LOW OF 3.9% IN APRIL 2000. ALTHOUGH IT TRENDED UP TO 4.1% DURING THE SUMMER MONTHS, IT CLOSED THE REPORTING PERIOD AT 4%, JUST ABOVE THE THREE DECADE LOW.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


Jan-91   6.4
Feb-91   6.6
Mar-91   6.8
Apr-91   6.7
May-91   6.9
Jun-91   6.9
Jul-91   6.8
Aug-91   6.9
Sep-91   6.9
Oct-91   7
Nov-91   7
Dec-91   7.3
Jan-92   7.3
Feb-92   7.4
Mar-92   7.4
Apr-92   7.4
May-92   7.6
Jun-92   7.8
Jul-92   7.7
Aug-92   7.6
Sep-92   7.6
Oct-92   7.3
Nov-92   7.4
Dec-92   7.4
Jan-93   7.3
Feb-93   7.1
Mar-93   7
Apr-93   7.1
May-93   7.1
Jun-93   7
Jul-93   6.9
Aug-93   6.8
Sep-93   6.7
Oct-93   6.8
Nov-93   6.6
Dec-93   6.5
Jan-94   6.8
Feb-94   6.6
Mar-94   6.5
Apr-94   6.4
May-94   6.1
Jun-94   6.1
Jul-94   6.3
Aug-94   6
Sep-94   5.8
Oct-94   5.8
Nov-94   5.6
Dec-94   5.5
Jan-95   5.6
Feb-95   5.4
Mar-95   5.4
Apr-95   5.8
May-95   5.6
Jun-95   5.6
Jul-95   5.7
Aug-95   5.7
Sep-95   5.6
Oct-95   5.5
Nov-95   5.6
Dec-95   5.6
Jan-96   5.7
Feb-96   5.5
Mar-96   5.5
Apr-96   5.5
May-96   5.6
Jun-96   5.3
Jul-96   5.5
Aug-96   5.1
Sep-96   5.2
Oct-96   5.2
Nov-96   5.4
Dec-96   5.4
Jan-97   5.3
Feb-97   5.3
Mar-97   5.2
Apr-97   5
May-97   4.9
Jun-97   5
Jul-97   4.8
Aug-97   4.8
Sep-97   4.9
Oct-97   4.7
Nov-97   4.6
Dec-97   4.7
Jan-98   4.7
Feb-98   4.6
Mar-98   4.7
Apr-98   4.3
May-98   4.4
Jun-98   4.5
Jul-98   4.5
Aug-98   4.5
Sep-98   4.5
Oct-98   4.5
Nov-98   4.4
Dec-98   4.4
Jan-99   4.3
Feb-99   4.4
Mar-99   4.2
Apr-99   4.3
May-99   4.2
Jun-99   4.3
Jul-99   4.3
Aug-99   4.2
Sep-99   4.2
Oct-99   4.1
Nov-99   4.1
Dec-99   4.1
Jan-00   4
Feb-00   4.1
Mar-00   4.1
Apr-00   3.9
May-00   4.1
Jun-00   4
Jul-00   4
Aug-00   4.1
Sep-00   3.9
Oct-00   3.9
Nov-00   4
Dec-00   4


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI WAS UP 3.4% FOR THE 12 MONTHS ENDED DECEMBER 31, 2000 (2.6% IF FOOD AND ENERGY ARE EXCLUDED). ECI ROSE 4.1% (FOR THE 12 MONTHS ENDED DECEMBER 31, 2000).

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Date            Consumer           Employment
                Price Index        Cost Index
Jan-91          5.6                4.6
Feb-91          5.3                4.6
Mar-91          4.9                4.6
Apr-91          4.8                4.6
May-91          5                  4.6
Jun-91          4.7                4.6
Jul-91          4.4                4.6
Aug-91          3.8                4.6
Sep-91          3.4                4.3
Oct-91          2.8                4.3
Nov-91          3.1                4.3
Dec-91          3                  4.3
Jan-92          2.7                4.3
Feb-92          2.8                4.3
Mar-92          3.2                4
Apr-92          3.2                4
May-92          3                  4
Jun-92          3                  3.6
Jul-92          3.2                3.6
Aug-92          3.1                3.6
Sep-92          3                  3.5
Oct-92          3.3                3.5
Nov-92          3.1                3.5
Dec-92          3                  3.5
Jan-93          3.2                3.5
Feb-93          3.2                3.5
Mar-93          3                  3.5
Apr-93          3.2                3.5
May-93          3.2                3.5
Jun-93          3                  3.6
Jul-93          2.8                3.6
Aug-93          2.8                3.6
Sep-93          2.8                3.6
Oct-93          2.8                3.6
Nov-93          2.7                3.6
Dec-93          2.8                3.5
Jan-94          2.5                3.5
Feb-94          2.5                3.5
Mar-94          2.6                3.2
Apr-94          2.4                3.2
May-94          2.3                3.2
Jun-94          2.5                3.2
Jul-94          2.7                3.2
Aug-94          2.9                3.2
Sep-94          3                  3.2
Oct-94          2.6                3.2
Nov-94          2.7                3.2
Dec-94          2.6                3
Jan-95          2.8                3
Feb-95          2.9                3
Mar-95          2.9                2.9
Apr-95          2.8                2.9
May-95          3.1                2.9
Jun-95          3                  2.9
Jul-95          2.8                2.9
Aug-95          2.6                2.9
Sep-95          2.5                2.7
Oct-95          2.8                2.7
Nov-95          2.6                2.7
Dec-95          2.6                2.8
Jan-96          2.7                2.8
Feb-96          2.7                2.8
Mar-96          2.9                2.8
Apr-96          2.8                2.8
May-96          2.9                2.8
Jun-96          2.8                2.9
Jul-96          2.9                2.9
Aug-96          2.8                2.9
Sep-96          3                  2.8
Oct-96          3                  2.8
Nov-96          3.2                2.8
Dec-96          3.2                2.9
Jan-97          3                  2.9
Feb-97          3                  2.9
Mar-97          2.8                2.9
Apr-97          2.5                2.9
May-97          2.2                2.9
Jun-97          2.3                2.8
Jul-97          2.2                2.8
Aug-97          2.2                2.8
Sep-97          2.2                3
Oct-97          2.1                3
Nov-97          1.9                3
Dec-97          1.7                3.3
Jan-98          1.6                3.3
Feb-98          1.4                3.3
Mar-98          1.4                3.3
Apr-98          1.5                3.3
May-98          1.7                3.3
Jun-98          1.6                3.5
Jul-98          1.7                3.5
Aug-98          1.7                3.5
Sep-98          1.4                3.7
Oct-98          1.4                3.7
Nov-98          1.5                3.7
Dec-98          1.6                3.4
Jan-99          1.7                3.4
Feb-99          1.7                3.4
Mar-99          1.8                3
Apr-99          2.3                3
May-99          2.1                3
Jun-99          2                  3.2
Jul-99          2.1                3.2
Aug-99          2.3                3.2
Sep-99          2.6                3.1
Oct-99          2.6                3.1
Nov-99          2.6                3.1
Dec-99          2.7                3.4
Jan-00          2.7                3.4
Feb-00          3.2                3.4
Mar-00          3.8                4.3
Apr-00          3.1                4.3
May-00          3.2                4.3
Jun-00          3.7                4.4
Jul-00          3.7                4.4
Aug-00          3.4                4.4
Sep-00          3.5                4.3
Oct-00          3.4                4.3
Nov-00          3.4                4.3
Dec-00

Employment Cost Index

Consumer Price Index


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

Yields on short-term debt securities generally increased during the reporting period, due to a combination of a robust U.S. economy and the three rate hikes imposed by the Fed in an effort to stave off inflationary threats. During the report period, 90-day commercial paper yields reached a high of 6.62% and three-month T- bill yields reached a high of 6.40%.

                               [GRAPHICS OMITTED]

While short-term interest rates generally rose during the report period, intermediate- and long-term bond rates actually fell. A major factor for bonds was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This action resulted in an inversion of the normal relationship between short-term and long-term rates, creating a situation where short-term bonds paid higher yields than long-term bonds. This scenario gave a boost to bond prices and to returns of most bond investments over the period. During the report period, the Lehman Brothers U.S. Aggregate Bond Index gained 11.63% while the Lehman General Muni Bond Index was up 11.68%.


YIELDS OF U.S. TREASURY BONDS
Effective yields of five-year and ten-year Treasuries.

WITH ITS BUYBACK PROGRAM, THE TREASURY SUDDENLY EMERGED AS A MAJOR CUSTOMER FOR ITS OWN BONDS, DRIVING PRICES UP (AND YIELDS DOWN) ON LONG-TERM TREASURIES.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  Five-Year             Ten-Year
                  Treasury              Treasury
                  Bond Yield            Bond Yield
Jan-91            7.61                  8.01
Feb-91            7.7                   8.03
Mar-91            7.75                  8.06
Apr-91            7.61                  8.01
May-91            7.71                  8.06
Jun-91            7.88                  8.23
Jul-91            7.74                  8.15
Aug-91            7.34                  7.82
Sep-91            6.91                  7.45
Oct-91            6.74                  7.46
Nov-91            6.48                  7.38
Dec-91            5.93                  6.7
Jan-92            6.43                  7.27
Feb-92            6.56                  7.25
Mar-92            6.92                  7.53
Apr-92            6.88                  7.58
May-92            6.6                   7.32
Jun-92            6.27                  7.12
Jul-92            5.82                  6.71
Aug-92            5.58                  6.6
Sep-92            5.32                  6.35
Oct-92            5.89                  6.79
Nov-92            6.22                  6.94
Dec-92            5.99                  6.69
Jan-93            5.55                  6.36
Feb-93            5.21                  6.02
Mar-93            5.24                  6.02
Apr-93            5.11                  6.01
May-93            5.37                  6.15
Jun-93            5.05                  5.78
Jul-93            5.15                  5.81
Aug-93            4.79                  5.45
Sep-93            4.77                  5.38
Oct-93            4.85                  5.43
Nov-93            5.16                  5.82
Dec-93            5.21                  5.79
Jan-94            5.02                  5.64
Feb-94            5.57                  6.13
Mar-94            6.23                  6.74
Apr-94            6.64                  7.04
May-94            6.76                  7.15
Jun-94            6.95                  7.32
Jul-94            6.73                  7.11
Aug-94            6.8                   7.17
Sep-94            7.28                  7.6
Oct-94            7.49                  7.81
Nov-94            7.79                  7.91
Dec-94            7.83                  7.82
Jan-95            7.51                  7.58
Feb-95            7.04                  7.2
Mar-95            7.07                  7.2
Apr-95            6.88                  7.06
May-95            6.05                  6.28
Jun-95            5.97                  6.2
Jul-95            6.16                  6.43
Aug-95            6.07                  6.28
Sep-95            6.02                  6.18
Oct-95            5.81                  6.02
Nov-95            5.52                  5.74
Dec-95            5.38                  5.57
Jan-96            5.24                  5.58
Feb-96            5.73                  6.1
Mar-96            6.09                  6.33
Apr-96            6.41                  6.67
May-96            6.63                  6.85
Jun-96            6.46                  6.71
Jul-96            6.57                  6.79
Aug-96            6.73                  6.94
Sep-96            6.46                  6.7
Oct-96            6.07                  6.34
Nov-96            5.83                  6.04
Dec-96            6.21                  6.42
Jan-97            6.25                  6.49
Feb-97            6.39                  6.55
Mar-97            6.75                  6.9
Apr-97            6.57                  6.72
May-97            6.5                   6.66
Jun-97            6.38                  6.5
Jul-97            5.9                   6.01
Aug-97            6.22                  6.34
Sep-97            5.99                  6.1
Oct-97            5.71                  5.83
Nov-97            5.84                  5.87
Dec-97            5.71                  5.74
Jan-98            5.38                  5.51
Feb-98            5.59                  5.62
Mar-98            5.62                  5.65
Apr-98            5.64                  5.67
May-98            5.55                  5.55
Jun-98            5.47                  5.45
Jul-98            5.5                   5.49
Aug-98            4.8                   4.98
Sep-98            4.22                  4.42
Oct-98            4.23                  4.61
Nov-98            4.48                  4.71
Dec-98            4.54                  4.65
Jan-99            4.55                  4.65
Feb-99            5.22                  5.29
Mar-99            5.1                   5.24
Apr-99            5.21                  5.35
May-99            5.58                  5.62
Jun-99            5.65                  5.78
Jul-99            5.79                  5.9
Aug-99            5.87                  5.97
Sep-99            5.75                  5.88
Oct-99            5.95                  6.02
Nov-99            6.11                  6.19
Dec-99            6.34                  6.44
Jan-00            6.68                  6.67
Feb-00            6.6                   6.41
Mar-00            6.31                  6
Apr-00            6.54                  6.21
May-00            6.52                  6.27
Jun-00            6.18                  6.03
Jul-00            6.15                  6.03
Aug-00            5.97                  5.72
Sep-00            5.85                  5.8
Oct-00            5.81                  5.75
Nov-00            5.43                  5.47
Dec-00            4.98                  5.11

Five-Year Treasury Bond Yield
Ten-Year Treasury Bond Yield

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

90-DAY COMMERCIAL PAPER AND
THREE-MONTH TREASURY BILL YIELDS

SHORT-TERM YIELDS ROSE DURING THE FIRST HALF OF THE REPORT PERIOD DUE TO THE FED'S ACTIONS TO INCREASE INTEREST RATES BEFORE STABILIZING DURING THE SECOND HALF OF THE YEAR.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


          Three-Month T-Bill                90-Day Commercial Paper
01/00     5.38                              5.66
          5.41                              5.71
          5.47                              5.77
          5.63                              5.79
          5.67                              5.85
          5.64                              5.86
          5.75                              5.86
          5.77                              5.88
03/00     5.82                              5.89
          5.9                               5.91
          5.88                              6
          5.91                              6.05
          5.88                              6.09
          5.9                               6.09
          5.78                              6.08
          5.8                               6.12
          5.83                              6.17
05/00     5.97                              6.41
          6.14                              6.54
          5.88                              6.59
          5.83                              6.61
          5.87                              6.62
          5.91                              6.57
          5.83                              6.57
          5.85                              6.57
          5.86                              6.58
07/00     6.04                              6.53
          6.18                              6.51
          6.12                              6.52
          6.19                              6.51
          6.23                              6.51
          6.31                              6.49
          6.27                              6.48
          6.3                               6.48
09/00     6.27                              6.48
          6.16                              6.52
          6.14                              6.52
          6.16                              6.46
          6.22                              6.47
          6.25                              6.5
          6.19                              6.51
          6.31                              6.52
          6.34                              6.5
11/00     6.4                               6.5
          6.37                              6.49
          6.35                              6.51
          6.37                              6.48
12/00     6.22                              6.5
          6.07                              6.43
          6.04                              6.33
          5.27                              6.28
          5.9                               6.28


Three-Month T-bills
90-Day Commercial Paper

Commercial paper and T-bills are two types of investments for many money market funds. Commercial paper consists of short-term obligations issued by banks, corporations and other institutions. T-bills are issued by the U.S. government with three-month, six-month and one-year maturities. The yields of commercial paper and T-bills normally move in the same direction and are impacted by the Federal Funds Rate. The spread between the two yields is typically an indication of investors' current sentiment of commercial paper's risk versus the higher credit quality, but lower-yielding T-bill.

Data source: Bloomberg L.P.

LOOKING AHEAD: GROWTH MAY CONTINUE,
BUT RATE MAY SLOW.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, the consensus among most economists is that the U.S. economy appears poised for continued growth, albeit at much lower rates than those of the past few years. In a recent survey of 54 leading U.S. economists in THE WALL STREET Journal, the consensus estimate for GDP growth was 2% in Q1 2001 and 2.1% in Q2 2001. The slowdown also increases the chances that some form of a tax cut proposed by President Bush may be enacted. It is anticipated that the combination of a reduction in short-term rates and a tax cut should provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth in the second half of the year.

--------------------------------------------------------------------------------
THE CONSENSUS AMONG ECONOMISTS IS THAT THE U.S. ECONOMY APPEARS POISED FOR CONTINUED GROWTH, ALBEIT AT LOWER RATES THAN THOSE OF THE PAST FEW YEARS.
--------------------------------------------------------------------------------
                                                                 Source: Schwab.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Cash Reserves, Schwab Government Money Fund, and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB GOVERNMENT CASH RESERVES

YIELD SUMMARY AS OF 12/31/00 1

--------------------------------------------------------------------------------
Seven-Day Yield                                                      5.32%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                            5.46%
--------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

1 A portion of the fund's fees was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. Government securities and repurchase agreements for these securities. The chart at right illustrates the composition of the fund's portfolio as of December 31, 2000, and is not indicative of the holdings after that date. A complete list of the securities in the fund's portfolio as of December 31, 2000 is provided in the Schedule of Investments later in this report.

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PORTFOLIO COMPOSITION AS A PERCENTAGE OF FUND INVESTMENTS
                                 as of 12/31/00


Repurchase Agreements 41.8%

Government Securities (Variable Rate Obligations) 2.4%

Government Securities (Fixed) 55.8%

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard &Poor's(R), or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total market value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR PERIODS ENDED 12/31/00 1

--------------------------------------------------------------------------------
Last seven days                                           5.32%
--------------------------------------------------------------------------------
Last three months                                         5.36%
--------------------------------------------------------------------------------
Last 12 months                                            5.21%
--------------------------------------------------------------------------------


MATURITY SCHEDULE                                                          PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                                                 3/31/00    6/30/00     9/30/00    12/31/00
----------------------------------------------------------------------------------------------------------
0-15 days                                                       44.2%      47.2%       51.2%       45.9%
----------------------------------------------------------------------------------------------------------
16-30 days                                                      12.7%      12.1%        8.9%        6.8%
----------------------------------------------------------------------------------------------------------
31-60 days                                                      15.6%       9.1%        9.6%       21.0%
----------------------------------------------------------------------------------------------------------
61-90 days                                                      10.2%      15.8%        6.7%       11.9%
----------------------------------------------------------------------------------------------------------
91-120 days                                                      6.9%       7.6%        5.0%        4.0%
----------------------------------------------------------------------------------------------------------
More than 120 days                                              10.4%       8.2%       18.6%       10.4%
----------------------------------------------------------------------------------------------------------
Weighted average                                              48 days    44 days     51 days     46 days
----------------------------------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands)

December 31, 2000

                                                       Par            Value
                                                      -------        --------

U.S. GOVERNMENT SECURITIES -- 56.8%

COUPON NOTES -- 1.8%
Federal Home Loan Bank
   6.58%, 02/09/01                                    $ 2,000        $  2,000
Federal Home Loan Mortgage
  Corporation
   6.35%, 01/05/01                                      1,340           1,340
   5.00%, 02/15/01                                      2,318           2,313
Federal National Mortgage Association
   6.64%, 09/18/01                                      2,000           2,000
                                                                     --------
                                                                        7,653
                                                                     --------

DISCOUNT NOTES -- 55.0%

Federal Farm Credit Bank
   6.52%, 02/05/01                                      1,121           1,114
   6.55%, 02/27/01                                      1,423           1,409
Federal Home Loan Bank
   6.52%, 01/19/01                                      2,291           2,284
   6.66%, 01/19/01                                      2,000           1,993
   6.68%, 01/26/01                                      2,000           1,991
   6.56%, 01/31/01                                      5,000           4,973
   6.52%, 02/02/01                                      1,948           1,937
   6.52%, 03/01/01                                      1,000             990
   6.41%, 03/07/01                                      3,000           2,966
   6.39%, 03/12/01                                      5,000           4,939
   6.57%, 03/15/01                                      1,012             999
   6.53%, 03/21/01                                      6,000           5,917
   6.54%, 03/28/01                                      3,931           3,871
   6.19%, 04/30/01                                      2,000           1,960
   6.25%, 05/30/01                                      5,000           4,874
   5.99%, 06/27/01                                      6,000           5,829
   6.01%, 06/27/01                                      5,000           4,857
Federal Home Loan Mortgage
  Corporation
   6.53%, 01/02/01                                      2,000           2,000
   6.54%, 01/17/01                                      2,000           1,994
   6.55%, 01/18/01                                      3,000           2,991
   6.54%, 02/01/01                                     12,000          11,933
   6.68%, 02/01/01                                      2,000           1,989
   6.53%, 02/08/01                                      4,000           3,973
   6.31%, 02/13/01                                      4,000           3,970
   6.61%, 02/14/01                                      1,000             992
   6.53%, 02/15/01                                      5,000           4,960
   6.51%, 03/01/01                                      3,000           2,969
   6.55%, 03/29/01                                      5,000           4,923
   6.72%, 03/29/01                                      2,000           1,970
   6.51%, 04/26/01                                      5,000           4,899




                                                       Par            Value
                                                      -------        --------
   6.01%, 05/24/01                                    $ 1,191        $  1,163
   6.24%, 05/25/01                                      1,550           1,512
   6.25%, 05/25/01                                      2,034           1,985
   6.02%, 05/30/01                                      5,000           4,879
   6.60%, 07/19/01                                      3,000           2,896
   6.61%, 07/19/01                                      3,000           2,896
   6.76%, 08/16/01                                      1,981           1,902
Federal National Mortgage Association
   6.52%, 01/10/01                                      1,000             998
   6.67%, 01/11/01                                      1,000             998
   6.69%, 01/11/01                                      2,000           1,996
   6.53%, 01/18/01                                      3,000           2,991
   6.71%, 01/18/01                                      2,000           1,994
   6.52%, 01/19/01                                      1,875           1,869
   6.51%, 01/25/01                                      5,000           4,979
   6.55%, 01/25/01                                      1,000             996
   6.67%, 01/25/01                                      2,000           1,991
   6.60%, 01/26/01                                      2,314           2,304
   6.51%, 02/01/01                                      1,839           1,829
   6.61%, 02/01/01                                      1,000             994
   6.52%, 02/07/01                                     10,000           9,934
   6.54%, 02/08/01                                      3,000           2,980
   6.60%, 02/08/01                                      2,000           1,987
   6.64%, 02/08/01                                      1,737           1,725
   6.53%, 02/20/01                                      1,358           1,346
   6.54%, 02/21/01                                      1,500           1,486
   6.61%, 02/22/01                                      2,000           1,982
   6.26%, 03/01/01 (b)                                  7,500           7,429
   6.52%, 03/01/01                                      7,000           6,927
   6.61%, 03/01/01                                      1,250           1,237
   6.64%, 03/01/01                                      3,000           2,968
   6.42%, 03/08/01                                      2,184           2,159
   6.41%, 03/13/01                                      2,000           1,975
   6.26%, 03/15/01                                      4,000           3,950
   6.38%, 03/15/01                                      3,172           3,132
   6.41%, 03/22/01                                      1,000             986
   6.54%, 03/22/01                                     10,068           9,926
   6.50%, 03/29/01                                      2,000           1,969
   6.54%, 04/05/01                                      3,000           2,950
   6.55%, 04/05/01                                      2,000           1,967
   6.54%, 04/12/01                                      5,000           4,911
   6.48%, 05/31/01                                      5,000           4,869
   6.00%, 07/19/01                                      4,350           4,211
                                                                     --------
                                                                      226,644
                                                                     --------
TOTAL U.S. GOVERNMENT SECURITIES
   (Cost $234,297)                                                    234,297
                                                                     --------

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 2000

                                                       Par            Value
                                                      -------        --------

VARIABLE RATE OBLIGATIONS -- 2.4% (a)
Student Loan Marketing Association
   6.35%, 01/02/01                                    $10,000        $ 10,000
                                                                     --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $10,000)                                                       10,000
                                                                     --------

                                                     Maturity
                                                      Value
                                                    ---------

REPURCHASE AGREEMENTS -- 42.6% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreements
  Collateralized by U.S. Government
  Securities
   6.54% Issue 12/29/00
         Due   01/02/01                                78,671          78,614
   6.57% Issue 11/07/00
         Due   01/07/01                                 2,022           2,000
PaineWebber, Inc. Tri-Party Repurchase
  Agreements Collateralized by U.S.
  Government Securities
   6.43% Issue 12/08/00
         Due   01/07/01                                 5,027           5,000
   6.48% Issue 12/07/00
         Due   01/07/01                                 5,028           5,000
   6.51% Issue 11/30/00
         Due   01/07/01                                 5,034           5,000
Salomon Smith Barney, Inc. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.54% Issue 12/29/00
         Due   01/02/01                                80,058          80,000
                                                                     --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $175,614)                                                     175,614
                                                                     --------
TOTAL INVESTMENTS -- 101.8%
  (Cost $419,911)                                                     419,911
                                                                     --------
OTHER ASSETS AND LIABILITIES-- (1.8%)
  Other assets                                                            590
  Liabilities                                                          (8,214)
                                                                     --------
                                                                       (7,624)
                                                                     --------
TOTAL NET ASSETS-- 100.0%                                            $412,287
                                                                     ========


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2000

Yields shown are effective yields at the time of purchase, except for U.S. government coupon notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(b) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to to seven day putable demand features for liquidity purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
December 31, 2000

ASSETS
Investments, at value (Cost: $244,297)                     $244,297
Repurchase agreements, at value (Cost: $175,614)            175,614
Interest receivable                                             437
Prepaid expenses                                                153
                                                           --------
     Total assets                                           420,501
                                                           --------
LIABILITIES
Payables:
   Dividends                                                    114
   Investments purchased                                      7,429
   Investment advisory and administration fees                    5
   Transfer agency and shareholder service fees                  26
   Transaction services fees                                    567
Other liabilities                                                73
                                                           --------
     Total liabilities                                        8,214
                                                           --------
Net assets applicable to outstanding shares                $412,287
                                                           ========
NET ASSETS CONSIST OF:
Paid-in capital                                            $412,288
Accumulated net realized loss on investments sold                (1)
                                                           --------
                                                           $412,287
                                                           ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                            412,288
Net asset value, offering and redemption
   price per share                                         $   1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 2000

Interest income                                            $18,874
                                                           -------
Expenses:
   Investment advisory and administration fees               1,125
   Transfer agency and shareholder service fees              1,332
   Transaction service fees                                  1,429
   Custodian and portfolio accounting fees                     136
   Registration fees                                           195
   Professional fees                                            22
   Shareholder reports                                          56
   Trustees' fees                                               15
   Proxy fees                                                   20
   Other expenses                                                8
                                                           -------
                                                             4,338
Less: expenses reduced (see Note 4)                           (965)
                                                           -------
     Net expenses incurred by fund                           3,373
                                                           -------
Net investment income                                       15,501
                                                           -------
Increase in net assets resulting from operations           $15,501
                                                           =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                                               2000            1999
                                                                            -----------     ----------
Operations:
   Net investment income                                                    $    15,501     $    3,498
                                                                            -----------     ----------
   Increase in net assets resulting from operations                              15,501          3,498
                                                                            -----------     ----------
Dividends to shareholders from net investment income (see Note 2):              (15,501)        (3,498)
                                                                            -----------     ----------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                                  3,754,115      1,075,198
   Net asset value of shares issued in reinvestment of dividends                 14,708          3,411
   Payments for shares redeemed                                              (3,554,413)      (905,988)
                                                                            -----------     ----------
   Increase in net assets from capital share transactions                       214,410        172,621
                                                                            -----------     ----------
Total increase in net assets                                                    214,410        172,621
Net assets:
   Beginning of period                                                          197,877         25,256
                                                                            -----------     ----------
   End of period                                                            $   412,287     $  197,877
                                                                            ===========     ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS

                                                        1/1/00-    1/1/99-  4/1/98 4-
                                                       12/31/00   12/31/99  12/31/98
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00      1.00      1.00
                                                       ------------------------------
Income from investment operations:

   Net investment income                                  0.05      0.04      0.03
                                                       ------------------------------
   Total from investment operations                       0.05      0.04      0.03
Less distributions:
   Dividends from net investment income                  (0.05)    (0.04)    (0.03)
                                                       ------------------------------
   Total distributions                                   (0.05)    (0.04)    (0.03)
                                                       ------------------------------
Net asset value at end of period                          1.00      1.00      1.00
                                                       ------------------------------
Total return (%)                                          5.33      4.28      3.46 1

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets     1.13 3    0.95      0.95 2
Expense reductions reflected in above ratio               0.33      0.14      0.77 2
Ratio of net investment income to average net assets      5.24      4.34      4.41 2
Net assets, end of period ($ x 1,000,000)                  412       198        25

1    Not annualized.
2    Annualized.
3 Would have been 1.14% if certain non-routine expenses (proxy fees) had been included.
4    Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 2000
(All dollar amounts are in thousands unless otherwise noted.)

1.  DESCRIPTION OF THE FUND

Schwab Government Cash Reserves (the "fund") is a series of The Charles Schwab Family of Funds (the "trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the fund, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and Schwab Retirement Money Fund(REGISTRATION MARK). The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

At December 31, 2000, the fund had $1 of unused capital loss carryforward for federal income tax purposes, expiring on 12/31/07.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENt -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 2000 (see Note
4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of the fund's average daily net assets for transfer agency services and 0.20% for shareholder services.

TRANSACTION SERVICES AGREEMENT -- The fund has a transaction services agreement with Schwab. For services under this agreement, Schwab receives a monthly fee based on the number and type of transaction services provided by Schwab.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees aggregating $15 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab agree that, through at least April 30, 2001, the fund's total operating expenses will not exceed 1.25% of the fund's average daily net assets, after reductions. Prior to June 15, 2000, the investment adviser and Schwab reduced the fund's expenses so that the total operating expenses did not exceed 0.95% of its average net assets. For the purpose of this voluntary agreement, operating expenses do not include interest, taxes, and certain non-routine expenses. The actual operating expense ratio for the year ended December 31, 2000 did include non-routine expenses.

For the year ended December 31, 2000, the total of such reductions by the investment adviser was $965.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Government Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2001

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds Family(R) includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.(R)

This report must be preceded or accompanied by a current prospectus.

DEPOSITS TO YOUR SCHWAB
ACCESS ACCOUNT
Schwab provides you several easy ways to deposit money into your account, including:

DIRECT DEPOSIT

INTERNET
Log into WWW.SCHWAB.COM to move money between Schwab accounts or accounts at another financial institution using Schwab MoneyLink(R). Clients of Investment Managers can access their accounts at WWW.SCHWABALLIANCE.COM.

SCHWAB BY PHONE(TM)
Call Schwab Signature Services or Schwab Access customer service at 1-888-274-5738, day or night (for TDD service, call 800-345-2550) to move money between Schwab accounts or to set up Direct Deposits or Schwab MoneyLink(R).

INVESTMENT MANAGER CLIENTS CONTACT YOUR INVESTMENT MANAGER.

MAIL
Use the mailing labels and deposit slips that come with your checks.

THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)

1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[GRAPHICS OMITTED]

SCHWABFUNDS(R)

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper.  MKT3856-3(2/01)